Offerings	Oct. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share ("Ordinary Shares"), represented by American Depositary Shares ("ADSs")
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,050.00
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by Quoin Pharmaceuticals Ltd. (the "Registrant"). This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $150,000,000, which may be offered from time to time in unspecified numbers and indeterminate prices, and as may be issued upon conversion, exchange, or exercise of any securities registered hereunder, including any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase or exchange of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for ordinary shares represented by ADSs that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder. The maximum aggregate offering price of all securities issued pursuant to this registration statement will not exceed $150,000,000. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.